Consolidated Statements of Stockholders' Equity and Partners' Capital (USD $) In Thousands, except Share data	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Beginning Balances at Dec. 31, 2011	$ 66,544	$ 95	$ 70,318	$ (3,869)
Beginning Balance, shares at Dec. 31, 2011		9,583,090
Capital contributions	69,554	95	69,459
Capital contributions, shares		9,466,359
Share-based compensation	3		3
Distributions	(638)		(638)
Net loss	(8,759)			(8,759)
Ending Balances at Dec. 31, 2012	126,704	190	139,142	(12,628)
Ending Balance, shares at Dec. 31, 2012		19,049,449
Capital contributions	583,597	1,025	582,572
Capital contributions, shares		102,483,959
Share-based compensation	43		43
Pension obligation adjustment	1,168
Change in accumulated other comprehensive income	1,168				1,168
Net loss	(43,541)			(43,541)
Ending Balances at Dec. 31, 2013	667,971	1,215	721,757	(56,169)	1,168
Ending Balance, shares at Dec. 31, 2013		121,533,408
Capital contributions	124,667	170	124,497
Capital contributions, shares		16,966,592
Issuance of restricted stock	0	0	0	0	0
Issuance of restricted stock, shares		31,115
Share-based compensation	256		256
Pension obligation adjustment	(1,716)				(1,716)
Shares of common stock issued in initial public offering	550,025	215	549,810
Shares of common stock issued in initial public offering, shares		21,500,000
Costs related to initial public offering	(5,316)		(5,316)
Net loss	(183,176)			(183,176)
Ending Balances at Dec. 31, 2014	$ 1,152,711	$ 1,600	$ 1,391,004	$ (239,345)	$ (548)
Ending Balance, shares at Dec. 31, 2014		160,031,115